                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
   Assistant Counsel

May 5, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Rochester Fund Municipals (the "Registrant")
            Reg. No. 33-3692; File No. 811-3614
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that, with respect to the Prospectus  dated April 28, 2006 of the Registrant,  no changes were made to the  Prospectus  contained in  Post-Effective  Amendment  No. 21 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on April 28, 2006.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Douglas E. McCormack, Mayer, Brown, Rowe & Maw LLP
     Nicholas A. Austin, KPMG LLP
     Gloria LaFond
     Nancy S. Vann